Capital and reserves	12 Months Ended
Dec. 31, 2023
Capital and reserves
Capital and reserves
12	Capital and reserves

(a)	Share capital

In December 2020, the General meeting of the Company’s shareholders approved, subject to the consummation of the Company’s initial public offering (IPO), effective immediately prior to such offering, to revise the Company’s ordinary shares to have no par value, as well as to carry out a share split of 1:10, in the form of issuing benefit shares (nine ordinary shares to be issued for each existing ordinary share).

In February 2021, the Company completed its initial public offering of 15,000,000 ordinary shares (including shares issued upon the exercise of the underwriters’ option), at an offering price of US$ 15.00 per share, for gross consideration of $225 million ($204 million, after deducting underwriting discounts and commissions and other offering costs). Accordingly, these financial statements reflect the abovementioned share split in all presented periods.

	2023	2022

Number of ordinary shares (issued and paid up):
Balance at the beginning of the year	120,149,921	119,743,188
Exercise of share options (cashless)	136,706	406,733
Balance at the end of the year	120,286,627	120,149,921

As at December 31, 2023 the authorized share capital is comprised of 350,000,001 ordinary shares, with no par value. The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at meetings of the Company. All shares rank equally in respect to interests in the Company, including in respect to the Company’s residual assets, except as disclosed in (b) below.

In respect of dividends distributed by the Company to its shareholders, see Note 1(ii)(g).

(b)	Special State Share

The issued and paid-up share capital includes one share which is a Special State Share.

In the framework of privatizing the Company, as concluded in February 2004, all the State of Israel's holdings in the Company (about 48.6%) were acquired by The Israel Corporation (as later transferred to Kenon holdings Ltd.) pursuant to the related agreement. As part of the process, the Company allotted to the State of Israel a Special State Share, so that it could protect the vital interests of the State.

On July 14, 2014 the State and the Company have reached a settlement agreement (the “Settlement Agreement”) that has been validated as a judgment by the Supreme Court. The Settlement Agreement provides, inter alia, that the following arrangement shall apply: State’s consent is required to any transfer of the shares in the Company which confers on the holder a holding of 35% and more of the Company’s share capital. In addition, any transfer of shares which confers on the holders a holding exceeding 24% but not exceeding 35%, shall require a prior notice to the State. To the extent the State determines that the transfer involves a potential damage to the State’s security or any of its vital interests or if the State did not receive the relevant information in order to formulate a decision regarding the transfer, the State shall be entitled to inform, within 30 days, that it objects to the transfer, and it will be required to reason its objection. In such an event, the transferor shall be entitled to approach a competent court on this matter.

The Special State Share is non-transferable; its rights are described in the new Company’s Articles of Association.

Except for the rights attached to the said share, it does not confer upon its holder voting rights or any share capital related rights.

(c)	Share-Based Payment Arrangements

During 2021, further to prior approvals of the Company’s Compensation committee, Audit committee and Board of Directors, and concurrently with the consummation of the Company’s initial public offering, the Company granted a senior member of the Company’s Management with options exercisable to its ordinary shares, according to the below terms:

Grant date	Number of instruments	Instrument terms	Vesting Terms	Contractual life
January 27, 2021	546,822	Each option is exercisable into one ordinary share on a cash-less basis.	25% of the options shall vest upon the first anniversary of the grant date with the remaining options vesting in equal quarterly portions over the following three years period.	5 years

During 2023 and 2022 the Board of Directors (and when applicable, the General meeting of the Company’s shareholders) approved grants of share options to officers, directors and employees, as detailed below:

Grant Date	Number of instruments	Instrument terms	Vesting terms	Contractual life
March 2022 May 2022 August 2022 August 2023	1,727,443 490,662 107,110 80,868	Each option is exercisable into one ordinary share on a cash-less basis.	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.	5 years

The weighted average of options’ fair value, measured using the Black & Scholes model, and the related measurement inputs used, were as below:

Granted in	January 2021	March 2022	May 2022	August 2022	August 2023
Fair Value	UDS 5.32	USD 29.72	USD 26.30	USD 25.07	USD 7.06
Share price on grant date	USD 15.00	USD 68.94	USD 55.63	USD 51.86	USD 14.26
Exercise price	USD 15.00	USD 68.37	USD 51.37	USD 47.78	USD 13.84
Expected volatility	40.2%	47.3%	48.4%	48.9%	50.1%
Expected life	5 years	5 years	4.9 years	5 years	5 years
Expected dividends (*)	0%	0%	0%	0%	0%
Risk-free interest rate	0.46%	1.7%	3.0%	3.0%	4.3%

(*) Options’ exercise price is adjusted in respect of dividend distributions.

Reconciliation of outstanding share options

	2023		2022		2021
	Issuable shares	Weighted average exercise price	Issuable shares	Weighted average exercise price	Issuable shares	Weighted average exercise price
Outstanding at the beginning of the period	2,461,430	37.05	714,322	8.04	4,990,000	1.00
Granted during the year	80,868	13.84	2,325,215	65.34	546,822	15.00
Exercised during the year	(136,706)		(406,733)	0.00	(4,822,500)	0.75
Forfeited during the year	(166,805)		(171,374)
Outstanding at the end of the period	2,238,787	32.36	2,461,430	37.1	714,322	8.04

Exercisable at the end of the period	513,115	11.74			167,500	0.00

The weighted average contractual life of the outstanding options as of December 31, 2023 was 3.21 years.

During the year ended December 31, 2023, 2022 and 2021, the Company recorded expenses related to share-based compensation arrangements (including in respect of accelerated vesting of options) of US$ 17.6 million, US$ 25.8 million and US$ 20.8 million, respectively.

Following the balance sheet date, the Board of Directors approved grants to officers and employees in a total of 43,160 share options.

(d)	Earnings (Loss) per share

Basic and diluted earnings (loss) per share

	2023	2022	2021
	US $ in millions
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings per share (US $ in millions)	(2,695.6)	4,619.4	4,640.3

Number of outstanding shares at the beginning of the period used to calculate basic earnings per share	120,149,921	119,910,688	100,000,000
Effect of shares issued			13,712,329
Effect of share options	63,110	101,687	1,393,175

Weighted average number of ordinary shares used to calculate basic earnings per share	120,213,031	120,012,375	115,105,504

Effect of share options		432,514	3,828,219

Weighted average number of ordinary shares used to calculate diluted earnings per share	120,213,031	120,444,889	118,933,723

In the year ended December 31, 2023, options for 2,238,787 ordinary shares, granted to officers, directors and employees (see also above) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.